Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Activity for Related Party Loans

The following is a summary of activity for related party loans for 2018 and 2017 (in thousands):

	2018	2017
Balance at beginning of year	$8,369	$9,551
New loans	11,097	15,690
Repayments	14,145	16,872

Balance at end of year	$5,321	$8,369